ING INVESTORS TRUST

ING Morgan Stanley Global Tactical Asset Allocation Portfolio

(“Portfolio”)

Supplement dated November 19, 2010

to the Portfolio’s Adviser Class (“Class ADV”) Prospectus and Class ADV

Statement of Additional Information (“SAI”) each dated April 30, 2010

In conjunction with the proposed reorganization of the Portfolio with and into ING American Funds World Allocation Portfolio, as discussed in a previous supplement to the Portfolio’s prospectus and SAI filed on or about October 25, 2010, the Portfolio’s Class ADV shares will be liquidated prior to January 21, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE